CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED) (Parenthetical) - shares	Jun. 30, 2023	Dec. 31, 2022
Class A Shares
Common stock, shares issued (in shares)	412,586,307	396,154,728
Common stock, shares outstanding (in shares)	391,660,962	396,154,728
Held in treasury (in shares)	20,925,345	16,048,129
Class B Shares
Common stock, shares issued (in shares)	21,280	21,280
Common stock, shares outstanding (in shares)	21,280	21,280